LEASES (Schedule of Supplemental Cash Flow Information Related to Operating Leases) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 3,584